Taxation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income tax expense is comprised of:
Current income tax/(benefit)	$ 1,025,650	$ 3,709,136	$ 4,789,085	$ 3,132,831
Deferred income tax (benefit)/ expense	(1,754,957)	(687,620)	(662,741)	(274,924)
Total provision/(benefit) for income taxes	$ (729,307)	$ 3,021,516	$ 4,121,338	$ 2,857,907